Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (15,391,443)	$ (10,036,104)	$ (24,949,246)
Net income (loss) from discontinued operations	2,246,340	(1,601,323)	58,659
Net loss from continuing operations	(17,637,783)	(8,434,781)	(25,007,905)
Adjustments to reconcile net loss to net cash used in operating activities of continuing operations:
Depreciation	22,111	4,886	5,499
Amortization of intangible assets	20,172		115,907
Amortization of operating right-of-use asset	125,476	106,314	42,662
Amortization of finance right-of-use assets	5,458	8,148	7,948
Provision for credit losses	44,885	2,463	2,759,817
Deferred taxes benefits	(4,379)		(48,228)
Gain on termination of finance lease		(7,174)
Earnout payment			5,199,629
Impairment loss on goodwill			971,229
Impairment loss on intangible assets	14,755,560		167,787
Change in fair value of prepaid forward purchase liabilities		1,303,658	12,911,503
Loss on settlement of prepaid forward contracts		2,635,816
Loss on debt settlement	448,000	645,612
Gain from forgiveness on promissory note		(10,000)
Change in operating assets and liabilities
Accounts receivable	85,220	(33,966)	141,955
Other receivables	210	1,000	1,587,372
Other receivables, related parties	(3,082)
Inventories	(126,274)
Prepaid expenses and other current assets	69,291	61,629	21,899
Accounts payable	15,992	1,269
Accounts payables - related party
Other payables and accrued liabilities	(235,221)	519,709	1,115,385
Customer deposits	451,325
Taxes payable	62,943	87,869	(37,597)
Operating lease liability	(125,476)	(106,314)	(42,662)
Net cash used in operating activities from continuing operations	(2,025,572)	(3,213,862)	(87,800)
Net cash (used in) provided by operating activities from discontinued operations	(9,155)	295,967	(1,439,028)
Net cash used in operating activities	(2,034,727)	(2,917,895)	(1,526,828)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(96,762)
Loan to third party			(246,664)
Purchases of intangible assets	(19,268)
Cash acquired through assets acquisition	16,297
Loan to third parties	(44,885)
Net cash used in investing activities from continuing operations	(144,618)		(246,664)
Net cash used in investing activities from discontinued operations	(3,148)		(21,542)
Net cash used in investing activities	(147,766)		(268,206)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares			500,000
Capital contributions			600,000
Proceeds received from convertible notes	1,500,000
Repayments of convertible note	(300,000)
Proceeds received from Issuance of ordinary shares through private placements	50,000	790,000
Proceeds from the Reverse Recapitalization			1,324,961
Payments of merger costs			(1,305,580)
Proceeds from short-term loans - private lenders	784,269
Repayments to short-term loans - private lenders	(256,935)
Proceeds received from short-term loans - related parties	436,177	1,237,642
Borrowings from other payables - related parties		208,917	1,404,915
(Repayment to) proceed from other payables - related parties	(140,950)		272,489
Payment of finance lease liabilities	(4,450)	(5,945)	(6,502)
Borrowings from (repayments to) discontinued operations entities		493,769	(1,782,139)
Net cash provided by financing activities from continuing operations	2,068,111	2,724,383	1,008,144
Net cash provided by (used in) financing activities from discontinued operations	256,088	(371,888)	1,480,803
Net cash provided by financing activities	2,324,199	2,352,495	2,488,947
EFFECT OF EXCHANGE RATE CHANGES	(101,655)	(21,531)	(99,424)
NET CHANGE IN CASH	40,051	(586,931)	594,489
CASH, beginning of the year	197,554	784,485	189,996
CASH, end of the year	237,605	197,554	784,485
Less: Cash from discontinued operations		(8,549)	(85,483)
Cash from continuing operations, end of the year	237,605	189,005	699,002
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	11,627	42,900	156,339
Cash paid for interest	55,382	17,520	19,588
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right-of-use assets and lease liabilities	159,409	236,705	105,350
Initial recognition of financing right-of-use assets and lease liabilities		36,204
Derecognition of financing right-of-use assets upon lease termination		12,918
Derecognition of financing lease liabilities upon lease termination		19,297
Issuance of ordinary shares upon conversion of convertible notes	3,613,125	1,424,304
Issuance of ordinary shares upon settlement of debts	1,713,587	1,538,914
Issuance of ordinary shares upon settlement of prepaid forward contracts		2,368,000
Reclassification of other payables and accrued liabilities upon settlement of a promissory note		160,000
Issuance of ordinary shares in assets acquisition	15,000,000
Issuance of convertible notes in settlement of short-term loans related parties, and other payables - related party	935,377
Initial recognition of payables to former subsidiary upon disposal of subsidiary			319,158
Conversion of debt into a promissory note			170,000
Conversion of debts into convertible notes			206,500
Forgiveness of debt by a related party			2,763,018
Issuance of ordinary shares upon the Reverse Recapitalization			$ 11,911,459